Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

2022 Equity Incentive Plan

On August 25, 2025, the Group adopted the 2022 Equity Incentive Plan (“2022 Plan”), which permits the granting of share options, restricted share units, restricted shares, and other equity-based awards to employees, directors, and consultants of the Group. Under the Group’s 2022 Plan, RSUs and restricted shares may vest upon grant or over a period determined at the time of grant, and options will vest as specified in the individual award agreements. The purpose of the 2022 Plan is to attract, retain, and motivate key personnel by providing incentives through equity-based awards, aligning their interests with the long-term success of the Group.

2026 Equity Incentive Plan

On February 27, 2026, the Group adopted the Equity Incentive Plan (2026) (the “2026 Plan”), which is substantially consistent with the Group’s previously adopted 2022 Plan, except for the major revisions on authorized shares, as described below.

Subject to the adjustment provisions and the evergreen provision in the 2026 Plan, a total of Class B ordinary shares equal to fifteen percent (15%) of the aggregate number of ordinary shares issued and outstanding as of February 27, 2026 plus a number of Class A ordinary shares equal to fifty percent (50%) of the aggregate number of ordinary shares issued and outstanding as of February 27, 2026 are reserved for issuance pursuant to the 2026 Plan.

2026 Equity Incentive Plan (2)

The Group adopted the 2026 Equity Incentive Plan (2) (the “2026 EIP (2)”) on June 8, 2026, upon approval by the Board of Directors. The 2026 EIP (2) is substantially similar to the Group’s 2026 Equity Incentive Plan, except for certain revisions to the number of shares authorized for issuance thereunder.

Subject to the adjustment provisions and evergreen provisions of the 2026 EIP (2), the Group has reserved for issuance under the 2026 EIP (2) (i) a number of Class B ordinary shares equal to 20% of the aggregate number of ordinary shares issued and outstanding as of June 8, 2026, and (ii) a number of Class A ordinary shares equal to 15% of the aggregate number of ordinary shares issued and outstanding as of June 8, 2026.

Restricted Shares for existing employees

Restricted Shares for existing employees during 2025

On August 25, 2025, the Group granted 15 active employees and five independent directors amounting to 2,177,211 Class B ordinary shares, and the fair value on the grant date of each restricted share was $27.80.

On September 17, 2025, the Group granted 1 active employee amounting to 40,000 Class B ordinary shares, and the fair value on the grant date of each restricted share was $38.60.

On November 28, 2025, the Group granted 1 active employee amounting to 357,143 Class B ordinary shares, and the fair value on the grant date of each restricted share was $14.00.

The vesting schedules of the share-based awards granted to employees vary depending on factors such as their employment commencement dates and contributions to the Company, as specified in the respective individual award agreements.

For the majority of employees, the vesting schedules are as follows:

●	Employees who joined the Company on or before July 28, 2023: 66% of the total granted shares vested on the grant date, and 17% of the total granted shares will vest on July 19, 2026 and July 19, 2027, respectively.

●	Employees who joined the Company between July 28, 2023 and July 19, 2024: 49% of the total granted shares vested on the grant date, and 17% of the total granted shares will vest on July 19, 2026, July 19, 2027 and July 19, 2028, respectively.

Accordingly, the share-based awards granted to employees contain only service conditions and follow a graded vesting schedule. As such, compensation expense related to these awards is recognized over the requisite service period using the graded vesting attribution method.

Restricted Shares for existing employees during 2026

Effective January 1, 2026, the Company adopted an equity compensation arrangement for its three independent directors, under which each director is entitled to receive Class B ordinary shares with an annual target value of $100,000, subject to continued service. The shares are granted quarterly, with the number of shares determined by dividing $25,000 by the Company’s stock price on the last day of each quarter, and vest immediately upon grant. The arrangement is subject to annual review and revision by the Company. Pursuant to this arrangement, during the six months ended June 30, 2026, the Company granted an aggregate of 35,178 Class B ordinary shares to its three independent directors, all of which vested immediately upon grant.

On March 3, 2026, the Company granted an aggregate of 19,755 Class B ordinary shares to its three independent directors for services rendered during 2025, and the fair value on the grant date of each restricted share was $3.33. The restricted shares vested immediately upon grant.

On May 5, 2026, the Group granted Mr. Alan Nan Wu amounting to 7,000,000 Class A ordinary shares, which carry super voting rights and are not publicly traded, and the fair value on the grant date of each restricted share was $0.60. The restricted shares vested immediately upon grant.

On May 11, 2026, the Group granted 1,000,000 Class B ordinary shares to a technical management personnel, and the fair value on the grant date of each restricted share was $1.13. The restricted shares vest over a four-year period, subject to the applicable vesting conditions.

On June 8, 2026, the Group granted 7 active employees or directors amounting to 18,800,000 Class B ordinary shares, and the fair value on the grant date of each restricted share was $2.70. The restricted shares vest over a three-year period, subject to the applicable vesting conditions.

The following table summarized the Company’s restricted share activities:

	Number of nonvested restricted shares	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2025	1,516,027	$24.80

Granted	26,854,933	$2.09
Vested	(7,320,774)	$(1.60)
Forfeited	(413,393)	$(15.43)

Outstanding as of June 30, 2026 (Unaudited)	20,636,793	$3.66

The Company grants both Class A ordinary shares and Class B ordinary shares under its equity incentive plans. As the two classes of ordinary shares have identical economic rights and Class A ordinary shares are convertible into Class B ordinary shares on a one-for-one basis, the Company determined that the grant-date fair values of the two classes of shares were substantially equivalent. Accordingly, restricted share activity is presented on a combined basis.

Total share-based compensation expenses recognized for these restricted shares for the six months ended June 30, 2026 were US$14.7 million. As of June 30, 2026, there was approximately US$57.6 million of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 2.78 years.

Restricted Shares for external consultants

On August 25, 2025, the Group granted 5 external consultants amounting to 380,055 Class B ordinary shares, and the fair value on the grant date of each restricted share was $27.80.

The vesting schedules are as follows: 66% of the total granted shares vested on the grant date, and 17% of the total granted shares will vest on July 19, 2026 and July 19, 2027, respectively.

Accordingly, the share-based awards granted to external consultants contain only service conditions and follow a graded vesting schedule. As such, compensation expense related to these awards is recognized over the requisite service period using the graded vesting attribution method.

The following table summarized the Company’s restricted share activities under the 2022 Plan:

	Number of nonvested restricted shares	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2025	129,219	$27.80

Granted	-	$-
Vested	-	$-
Forfeited	-	$-

Outstanding as of June 30, 2026 (Unaudited)	129,219	$27.80

Total share-based compensation expenses recognized for these restricted shares for the six months ended June 30, 2026 were US$1.5 million. As of June 30, 2026, there was approximately US$1.1 million of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 1.05 years.

Other share-based compensation

On September 18, 2025, the Company agreed to grant an aggregate of 300,000 Class B ordinary shares to the core management team of Aitos as performance incentives and retention bonuses. These shares are subject to transfer restrictions and will vest in two tranches, with 50% becoming transferable three months after the closing and the remaining 50% becoming transferable six months after the closing, in accordance with the share purchase agreement. The Company recognized share-based compensation expense of $9.2 million, measured based on the closing price of the Company’s ordinary shares on September 18, 2025. As of December 31, 2025, approximately US$2.5 million of unrecognized compensation cost related to these awards remained. The remaining unrecognized compensation cost was fully recognized during the six months ended June 30, 2026.

On January 21, 2026, the Company became obligated to issue 900,000 Class B ordinary shares to Yunmi in connection with the settlement of its repayment obligation to Yizhong. The Company recognized an expense of approximately US$4.3 million in general and administrative expenses, representing the fair value of the shares to be issued, measured based on the Company’s share price on the date the obligation was incurred. The shares were issued on May 7, 2026. For further details, please refer to Note 10.

On January 26, 2026, the Company issued 419,335 ordinary shares to 22 former employees to settle outstanding salaries and as compensation for their past employment or consulting services. For the six months ended June 30, 2026, the Company recognized share-based compensation expenses of US$2.2 million related to the settlement of outstanding salaries, measured based on the closing price of the Company’s shares on January 26, 2026.

On January 28, 2026, the Company entered into a consultancy agreement with a third-party consultant. Under the agreement, the consultant was granted 235,347 Class B ordinary shares, representing approximately 1% of the Company’s outstanding shares, in exchange for consultancy services provided over a two-year term ending January 23, 2028. The shares vest in equal installments every six months over the service period. The Company recognized share-based compensation expense of US$0.3 million for the six months ended June 30, 2026. As of June 30, 2026, approximately US$0.9 million of unrecognized compensation cost related to the unvested shares remained and is expected to be recognized over a weighted-average period of approximately 1.57 years.

On May 4, 2026, the Company granted 6,420,545 Class B ordinary shares to a third-party consultant in full settlement of a success fee equal to 4% of the transaction value in connection with the acquisition of Neurovia AI. The Company recognized share-based compensation expense of US$4.0 million, measured based on the closing market price of the Company’s ordinary shares on the grant date.

On June 9, 2026, the Company granted 614,755 Class B ordinary shares to a third-party consultant in full settlement of a success fee equal to 3% of the transaction value related to the acquisition of QC Capital. The Company recognized share-based compensation expense of US$1.7 million, measured based on the closing market price of the Company’s ordinary shares on the grant date.